Stockholders Equity (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 03, 2014	Feb. 01, 2022	Mar. 25, 2015	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 15, 2022	Mar. 11, 2022	May 01, 2014	Jan. 27, 2014	Jan. 22, 2014
Preferred Stock, Shares Authorized				50,000,000		50,000,000	50,000,000
Preferred Stock, Shares Par Value				$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued				40,000,000		40,000,000	40,000,000					40,000,000
Preferred Stock, Shares Outstanding				40,000,000		40,000,000	40,000,000
Common stock, Shares Authorized				500,000,000		500,000,000	500,000,000
Common Stock, Shares Issued				71,519,830		70,404,086	68,984,086					40,000,000
Stock issued for cash, Shares				631,530
Stock issued for cash, Amount				$ 337,500
Common Stock, Shares Outstanding				71,519,830		70,404,086	68,984,086
Common Stock, Shares Authorized				500,000,000		500,000,000	500,000,000
Common Stock, Shares Par Value				$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued For Cash, Shares						555,000
Stock Issued For Cash, Amount						$ 415,000
Stock Issued For Professional Services, Shares		250,000
Stock Issued For Professional Services, Amount				$ 336,390		715,012
Stock-based Compensation				$ 188,912	$ 0	1,142,305	$ 0
Membership Interest												100.00%
Restricted Stock Units (RSUs) [Member]
Stock-based Compensation						$ 1,429,455
Weighted Average Remaining Contractual Term						3 years
Rsus Intrinsic Value						$ 2,517,702
Non-vested Outstanding						3,093,000
Weighted Average Remaining Service Period						3 years 2 months 12 days
Cost Not yet Recognized, Period for Recognition				3 years
Vesting Period				4 years
VoiceStep
Business Acquisition, Purchase Price, Shares Issued	40,000,000
Membership Interest	100.00%					50.00%					100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	40,000,000
Consultants [Member]
Stock Issued For Professional Services, Shares				484,214		865,000
Stock Issued For Professional Services, Amount				$ 336,390		$ 715,012
Stock-based Compensation						$ 427,293
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized										40,000,000
Preferred Stock, Shares Issued										40,000,000
Preferred Stock, Shares Outstanding										40,000,000
Voting Right, Description						each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share
Equity Investment Agreement [Member]
Common Stock, Shares Issued								381,530
Investmenet Receivable									$ 2,000,000
Put Notice, Amount								$ 200,000
Warrants Issued, Amount								$ 200,000
Maximum [Member]
Vesting Period						4 years
Minimum [Member]
Vesting Period						3 years
Stock Incentive Plan
Common stock, Shares Authorized			5,000,000
Common Stock, Shares Authorized			5,000,000
Plan Term			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			5,000,000